Quarterly Holdings Report
for
Fidelity® MSCI Materials Index ETF
October 31, 2022
T08-NPRT1-1222
1.9584817.108

Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
CHEMICALS – 63.7%
Commodity Chemicals – 7.5%
AdvanSix, Inc.	10,602	$ 385,701
Cabot Corp.	21,280	1,563,654
Dow, Inc.	274,414	12,826,110
Hawkins, Inc.	7,134	321,244
Koppers Holdings, Inc.	7,908	197,384
Kronos Worldwide, Inc.	8,866	84,227
LyondellBasell Industries N.V. Class A	98,785	7,552,113
Olin Corp.	54,364	2,878,574
Origin Materials, Inc. (a)	40,011	227,262
Orion Engineered Carbons S.A.	22,785	363,649
PureCycle Technologies, Inc. (a)	30,545	252,607
Tredegar Corp.	10,406	113,321
Trinseo PLC	10,908	205,289
Tronox Holdings PLC Class A	44,078	528,936
Valvoline, Inc.	67,162	1,971,876
Westlake Corp.	14,521	1,403,455
		30,875,402
Diversified Chemicals – 1.8%
Eastman Chemical Co.	48,575	3,731,046
Huntsman Corp.	67,213	1,798,620
LSB Industries, Inc. (a)	14,170	249,817
The Chemours Co.	58,615	1,678,147
		7,457,630
Fertilizers & Agricultural Chemicals – 9.7%
American Vanguard Corp.	10,486	244,009
CF Industries Holdings, Inc.	78,621	8,354,268
Corteva, Inc.	272,753	17,821,681
FMC Corp.	47,462	5,643,232
Intrepid Potash, Inc. (a)	4,079	184,575
The Mosaic Co.	136,429	7,333,059
The Scotts Miracle-Gro Co.	15,673	719,547
		40,300,371
Industrial Gases – 18.7%
Air Products & Chemicals, Inc.	83,584	20,929,434
Linde PLC (a)	189,473	56,339,796
		77,269,230
Specialty Chemicals – 26.0%
Albemarle Corp.	44,138	12,352,902
Amyris, Inc. (a)	66,329	186,385
Ashland, Inc.	19,382	2,033,559
Avient Corp.	34,500	1,189,905
Axalta Coating Systems Ltd. (a)	83,472	1,946,567
Balchem Corp.	12,108	1,692,698
Celanese Corp.	40,821	3,923,715
Chase Corp.	3,019	284,420
Danimer Scientific, Inc. (a)	33,883	88,773
Diversey Holdings Ltd. (a)	30,389	164,101
DuPont de Nemours, Inc.	191,659	10,962,895
Ecolab, Inc.	96,894	15,219,141

		Shares	Value

ECOVYST, Inc. (a)		23,581	$ 234,631
Element Solutions, Inc.		88,719	1,525,967
FutureFuel Corp.		9,914	67,812
Ginkgo Bioworks Holdings, Inc. (a)		309,066	843,750
HB Fuller Co.		20,005	1,394,549
Ingevity Corp. (a)		14,621	983,555
Innospec, Inc.		9,357	935,606
International Flavors & Fragrances, Inc.		96,043	9,374,757
Livent Corp. (a)		60,962	1,924,570
Minerals Technologies, Inc.		12,378	680,914
NewMarket Corp.		2,889	879,238
Perimeter Solutions S.A. (a)		55,567	443,980
PPG Industries, Inc.		89,004	10,162,477
Quaker Chemical Corp.		4,729	769,125
RPM International, Inc.		48,807	4,615,678
Sensient Technologies Corp.		15,852	1,132,784
Stepan Co.		8,435	880,951
The Sherwin-Williams Co.		93,139	20,959,069
			107,854,474
TOTAL CHEMICALS	263,757,107
CONSTRUCTION MATERIALS – 4.6%
Construction Materials – 4.6%
Eagle Materials, Inc.		14,404	1,761,753
Martin Marietta Materials, Inc.		23,506	7,897,546
Summit Materials, Inc. Class A (a)		44,555	1,174,024
United States Lime & Minerals, Inc.		837	105,588
Vulcan Materials Co.		50,086	8,199,078
TOTAL CONSTRUCTION MATERIALS	19,137,989
CONTAINERS & PACKAGING – 11.9%
Metal & Glass Containers – 4.3%
AptarGroup, Inc.		24,715	2,450,492
Ball Corp.		120,524	5,952,680
Berry Global Group, Inc. (a)		49,108	2,323,791
Crown Holdings, Inc.		46,335	3,178,118
Greif, Inc. Class A		10,037	664,550
Greif, Inc. Class B		2,071	146,648
Myers Industries, Inc.		11,660	236,581
O-I Glass, Inc. (a)		58,925	961,067
Silgan Holdings, Inc.		33,423	1,582,913
Trimas Corp.		16,019	366,034
			17,862,874
Paper Packaging – 7.6%
Amcor PLC		566,379	6,558,669
Avery Dennison Corp.		30,796	5,221,462
Graphic Packaging Holding Co.		116,197	2,667,883
International Paper Co.		132,702	4,460,114
Packaging Corp. of America		35,318	4,245,577
Pactiv Evergreen, Inc.		16,815	183,452
Ranpak Holdings Corp. (a)		16,197	61,548

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Common Stocks – continued
		Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.		55,056	$ 2,621,767
Sonoco Products Co.		36,742	2,280,943
Westrock Co.		96,049	3,271,429
			31,572,844
TOTAL CONTAINERS & PACKAGING	49,435,718
ENERGY EQUIPMENT & SERVICES – 0.0%
Oil & Gas Equipment & Services – 0.0%
Aspen Aerogels, Inc. (a)		12,245	155,267
METALS & MINING – 18.6%
Aluminum – 1.0%
Alcoa Corp.		69,519	2,713,326
Arconic Corp. (a)		39,735	824,899
Century Aluminum Co. (a)		18,808	135,606
Kaiser Aluminum Corp.		6,000	484,740
			4,158,571
Copper – 4.2%
Freeport-McMoRan, Inc.		546,212	17,309,458
Diversified Metals & Mining – 0.6%
Compass Minerals International, Inc.		12,879	509,236
Materion Corp.		7,736	663,052
MP Materials Corp. (a)		30,143	905,496
Piedmont Lithium, Inc. (a)		6,766	420,980
			2,498,764
Gold – 3.7%
Coeur Mining, Inc. (a)		105,920	400,378
McEwen Mining, Inc. (a)		15,228	55,582
Newmont Corp.		299,120	12,658,758
Royal Gold, Inc.		24,741	2,349,405
			15,464,123
Silver – 0.2%
Hecla Mining Co.		208,824	954,326
Steel – 8.9%
Alpha Metallurgical Resources, Inc.		6,703	1,131,802
ATI, Inc. (a)		46,813	1,393,155
Carpenter Technology Corp.		18,208	680,979
Cleveland-Cliffs, Inc. (a)		197,767	2,568,993
Commercial Metals Co.		45,791	2,083,490
Nucor Corp.		100,275	13,174,129
Ramaco Resources, Inc.		8,296	93,662
Reliance Steel & Aluminum Co.		23,349	4,704,357
Ryerson Holding Corp.		6,581	220,793

		Shares	Value

Schnitzer Steel Industries, Inc. Class A		9,775	$ 263,827
Steel Dynamics, Inc.		71,117	6,688,554
SunCoke Energy, Inc.		31,067	225,546
TimkenSteel Corp. (a)		14,788	257,903
United States Steel Corp.		98,228	1,999,922
Warrior Met Coal, Inc.		19,483	723,599
Worthington Industries, Inc.		12,289	584,465
			36,795,176
TOTAL METALS & MINING	77,180,418
PAPER & FOREST PRODUCTS – 0.9%
Forest Products – 0.5%
Louisiana-Pacific Corp.		30,954	1,753,544
Paper Products – 0.4%
Clearwater Paper Corp. (a)		6,400	284,672
Glatfelter Corp.		16,578	46,916
Mativ Holdings, Inc.		20,424	484,866
Mercer International, Inc.		16,148	216,706
Sylvamo Corp.		14,927	719,033
			1,752,193
TOTAL PAPER & FOREST PRODUCTS	3,505,737
TOTAL COMMON STOCKS (Cost $469,929,966)			413,172,236
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.64% (b) (Cost $839,000)		839,000	839,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $470,768,966)	414,011,236
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	386,630
NET ASSETS – 100.0%	$414,397,866

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $64,000 of cash collateral to cover margin requirements for futures contracts.
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Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	December 2022	$ 92,650	$ 8,028	$ 8,028
CME E-mini S&P Materials Select Sector Index Contracts (United States)	13	December 2022	1,021,800	82,580	82,580
Total Equity Index Contracts					$ 90,608
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
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comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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7	Quarterly Report